Condensed Consolidated Balance Sheets	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Current assets
Cash	$ 227,605,477	$ 29,023,907	$ 223,408,053
Accounts receivable, net	90,268	11,512	224,396
Prepaid expenses, deposits and other current assets	564,981	72,044	6,441,665
Digital assets – restricted	0	0	140,283,000
Marketable securities	158,360,465	20,193,887	0
Total current assets	1,888,426,163	240,809,253	4,033,764,685
Non-current assets
Property and equipment, net	260,896	33,269	286,725
Intangible assets, net	43,083	5,494	53,381
Operating lease right-of-use assets	3,013,411	384,266	4,363,374
Prepaid expenses and deposits, non-current	237,111	30,236	233,588
Total non-current assets	3,554,501	453,265	4,937,068
Total assets	1,891,980,664	241,262,518	4,038,701,753
Current liabilities
Accrued expenses and other payables	2,884,850	367,872	4,997,339
Bank borrowings, current	314,090	40,052	1,444,983
Contract liabilities, current	1,573,049	200,593	8,761,074
Derivative liabilities	0	0	6,637,020
Income tax payable	115,385	14,714	99,757
Total current liabilities	7,434,550	948,043	24,547,837
Non-current liabilities
Deferred tax liabilities, net	21,621	2,757	27,957
Total non-current liabilities	487,856	62,211	1,783,667
Total liabilities	7,922,406	1,010,254	26,331,504
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of Ordinary Shares of no par value, 1,656,459 (Class A , 525,623, and Class B, 1,130,862) and 50,176,485 (Class A , 49,045,623, and Class B, 1,130,862) shares issued and outstanding as of December 31, 2025 and June 30, 2026	3,900	500	3,900
Additional paid-in capital	3,944,597,271	503,009,089	3,944,597,271
Retained earnings (accumulated deficit)	(2,060,657,862)	(262,771,979)	68,312,257
Accumulated other comprehensive (loss) income	114,949	14,654	(543,179)
Total shareholders’ equity	1,884,058,258	240,252,264	4,012,370,249
Total liabilities and shareholders’ equity	1,891,980,664	241,262,518	4,038,701,753
Nonrelated Party
Current liabilities
Operating lease liabilities, current	0	0	123,249
Non-current liabilities
Operating lease liabilities - non-current	0	0	0
Related party
Current liabilities
Operating lease liabilities, current	2,547,176	324,812	2,484,415
Non-current liabilities
Operating lease liabilities - non-current	466,235	59,454	1,755,710
Stable coins
Current assets
Digital assets unrestricted	55,793,319	7,114,680	254,646,365
Digital assets – restricted	0	0	0
Digital assets
Current assets
Digital assets unrestricted	$ 1,446,011,653	$ 184,393,223	3,408,761,206
Digital assets – restricted			$ 140,283,000